Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 333	$ 46,600	$ 444	$ 21,915